Annual Total Returns - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund - Fidelity Advisor Stock Selector All Cap Fund - Class A
Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	10.79%
Annual Return 2015	(0.38%)
Annual Return 2016	9.23%
Annual Return 2017	24.87%
Annual Return 2018	(8.87%)
Annual Return 2019	31.85%
Annual Return 2020	24.50%
Annual Return 2021	22.77%
Annual Return 2022	(19.79%)
Annual Return 2023	26.60%